Note 2 - Development Stage Operations	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Development Stage Enterprise Disclosures [Text Block]
NOTE
2
– DEVELOPMENT STAGE OPERATIONS

The Company was formed
April 23, 2002.
Since inception through
December 31, 2017,
6,943,283
shares of common stock have been issued between par value and
$3,131.25.
Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, administrative services, customer acceptance and sales and marketing strategies.